15. Property and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property and equipment
15.	Property and equipment

Property and equipment is stated at cost, net of accumulated depreciation and/or impairment losses, if any. When significant components of property and equipment are replaced, they are recognized as individual assets with specific useful lives and depreciation. Likewise, when a major replacement is performed, its cost is recognized as the carrying amount of the equipment as a replacement, if the recognition criteria are met. All other repair and maintenance costs are recognized in the statement of operations for the year as incurred.

Asset category	Useful life (in years)
Buildings	40 to 50
Leasehold improvements	24 to 40
Machinery and equipment	10 to 20
Facilities	11
Furniture and fixtures	9 to 12
Others	3 to 5

Property and equipment items and eventual significant parts are written off when sold or no future economic benefits are expected from its use. Any gains or losses arising from the disposals of the assets are included in the statement of operations for the year.

The residual value, the useful life of assets and the depreciation methods are reviewed at the end of each reporting period and adjusted prospectively, if applicable. The Company reviewed the useful lives of property and equipment items for fiscal year 2020 and no significant changes were deemed necessary.

Interest on borrowings and financing directly attributable to the acquisition, construction of an asset that requires a substantial period of time to be completed for its intended use or sale (qualifying asset), are capitalized as part of the cost of the respective assets during its construction phase. From the date that the asset is placed in operation, capitalized costs are depreciated over the estimated useful life of the asset.

15.1.	Impairment of non-financial assets

Impairment testing is designed so that the Group can present the net realizable value of an asset. This amount may be realized directly or indirectly, respectively, through the sale of the asset or the cash generated by the use of the asset in the Group’s activities.

The Group tests its non-financial assets for impairment annually or whenever there is internal or external evidence that they may be impaired.

An asset’s recoverable amount is defined as the asset’s fair value less cost to sell or its value in use, whichever is higher, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets.

If the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and an impairment loss is recorded to adjust its carrying amount to its recoverable amount. In assessing the recoverable amount, the estimated future cash flows are discounted to present value using a pre-tax discount rate that represents the Company’s weighted average cost of capital (“WACC”), reflecting current market assessments of the time value of money and the risks specific to the asset. The impairment test for intangibles including goodwill is presented in note 16.

Impairment test of stores operating assets

An impairment assessment is performed on operating assets (property and equipment) and intangible assets (such as Commercial rights) directly attributable to stores, as follows:

• Step 1: the book value of properties in rented stores was compared to a sales multiple (30% to 35%) representing transactions between retail companies. Stores for which the multiple of sales was lower than their book value and owned stores, a more detailed test is made, as described in Step 2 below.

• Step 2: the Group considers the highest value between: a) the discounted cash flows of stores using sales growth average 4.6% (4.8% in 2019) for periods exceeding the next five years and a discount rate of 7.9% (8.4% in 2019) and b) a valuation prepared by independent experts for owned stores.

The Group assessed if any of its long-lived assets were impaired at December 31, 2020. Based on the tests performed, it was necessary to record a loss amounting to R$23 in the consolidated financial statements. See considerations regarding the effects of the pandemic in note 1.2.

Impairment losses are recognized in profit or loss for the year consistent with the function of the respective impaired asset. Previously recognized impairment losses are reversed only if there is a change in the assumptions used to determine the asset’s recoverable amount at its initial or most recent recognition, except for goodwill, which cannot be reversed in future periods.

	Balance at 12.31.2019	Additions	Remeasurement	Impairment	Depreciation	Write-offs	Merger	Transfers (*)	Exchange rate changes	Deconsolidation	Balance at 12.31.2020

Land	3,692	61	-	-	-	(87)	121	(308)	542	(481)	3,540
Buildings	4,869	80	-	(23)	(156)	(145)	-	(308)	705	(608)	4,414
Leasehold improvements	4,441	788	-	-	(429)	(119)	-	262	70	(2,601)	2,412
Machinery and equipment	2,281	308	-	-	(437)	(69)	-	172	151	(637)	1,769
Facilities	580	61	-	-	(67)	(11)	-	(18)	8	(270)	283
Furniture and fixtures	1,007	120	-	-	(193)	(16)	-	62	66	(340)	706
Construction in progress	275	746	-	-	-	(7)	-	(750)	17	(68)	213
Other	74	18	-	-	(28)	-	-	7	1	(38)	34
Total	17,219	2,182	-	(23)	(1,310)	(454)	121	(881)	1,560	(5,043)	13,371

Lease – right of use:
Buildings	7,023	2,001	1,403	-	(928)	(1,005)	-	(3)	402	(2,428)	6,465
Equipment	45	24	(7)	-	(15)	(1)	-	-	9	(6)	49
Land	3	-	-	-	-	-	-	-	-	-	3
	7,071	2,025	1,396	-	(943)	(1,006)	-	(3)	411	(2,434)	6,517
Total	24,290	4,207	1,396	(23)	(2,253)	(1,460)	121	(884)	1,971	(7,477)	19,888

(*) The main effects are R$722 for transfers to held for sale and R$198 for intangibles and (R$49) for investment properties

	Balance at 12.31.2018	Additions	Business Combination	Remeasurement	Depreciation	Write-offs	Transfers	Exchange rate changes	Deconsolidation Via Varejo	Balance at 12.31.2019

Land	1,366	75	2,277	-	-	(30)	(36)	40	-	3,692
Buildings	1,773	237	2,934	-	(67)	(29)	(29)	51	(1)	4,869
Leasehold improvements	3,843	634	334	-	(332)	(382)	407	-	(63)	4,441
Machinery and equipment	1,308	445	672	-	(264)	(36)	180	10	(34)	2,281
Facilities	501	86	64	-	(59)	(16)	30	(2)	(24)	580
Furniture and fixtures	595	163	300	-	(100)	(21)	80	6	(16)	1,007
Construction in progress	176	789	154	-	-	(6)	(903)	3	62	275
Other	59	32	6	-	(24)	(2)	7	-	(4)	74
Total	9,621	2,461	6,741	-	(846)	(522)	(264)	108	(80)	17,219

Lease – right of use:
Buildings	4,422	792	1,727	832	(525)	(152)	52	32	(157)	7,023
Equipment	9	15	25	-	(5)	-	-	1	-	45
Land	-	-	3	-	-	-	-	-	-	3
	4,431	807	1,755	832	(530)	(152)	52	33	(157)	7,071
Total	14,052	3,268	8,496	832	(1,376)	(674)	(212)	141	(237)	24,290

	Balance at 12.31.2020			Balance at 12.31.2019
	Cost	Accumulated depreciation	Net	Cost	Accumulated depreciation	Net

Land	3,540	-	3,540	3,692	-	3,692
Buildings	5,219	(805)	4,414	5,712	(843)	4,869
Leasehold improvements	4,778	(2,366)	2,412	7,065	(2,624)	4,441
Machinery and equipment	4,438	(2,669)	1,769	4,864	(2,583)	2,281
Facilities	725	(442)	283	1,065	(485)	580
Furniture and fixtures	1,966	(1,260)	706	2,196	(1,189)	1,007
Construction in progress	213	-	213	275	-	275
Other	181	(147)	34	256	(182)	74
	21,060	(7,689)	13,371	25,125	(7,906)	17,219

Lease – right of use:
Buildings	10,069	(3,604)	6,465	10,655	(3,632)	7,023
Equipment	105	(56)	49	128	(83)	45
Land	7	(4)	3	6	(3)	3
	10,181	(3,664)	6,517	10,789	(3,718)	7,071
Total	31,241	(11,353)	19,888	35,914	(11,624)	24,290
15.2.	Guarantees

At December 31, 2020 and 2019, the Group had collateralized property and equipment items in relation to certain legal claims, as disclosed in note 22.8.

15.3.	Capitalized borrowing costs

Capitalized borrowing costs for the year ended December 31, 2020 were R$15 (R$26 for the year ended December 31, 2019). The rate used for the capitalization of borrowing costs was 150.67% of Brazilian CDI (136.11% in 2019), corresponding to the effective interest rate of the Group’s borrowings. The effective interest rate was 3.96% in 2020 (6.06% in 2019)

15.4.	Additions to property and equipment for cash flow presentation purposes are as follows:
	2020	2019

Additions (i)	4,207	3,268
Lease	(2,025)	(806)
Capitalized borrowing costs	(15)	(26)
Property and equipment financing - Additions (ii)	(2,001)	(2,116)
Property and equipment financing - Payments (ii)	2,123	2,142
Total	2,289	2,462

(i)	The additions are related to the purchase of operating assets, acquisition of land and buildings to expand activities, building of new stores, improvements of existing distribution centers and stores and investments in equipment and information technology.

(ii)	The additions to property and equipment above are presented to reconcile the acquisitions during the year with the amounts presented in the statement of cash flows net of items that did not impact cash flow.
15.5.	Other information

At December 31, 2020, the Group recorded in cost of sales an amount of R$232 (R$120 at December 31, 2019) related to the depreciation of its machinery, buildings and facilities related to the distribution centers.